Interests in entities - Summarized income statement of Philips Lighting (unaudited) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests [Line items]
Income before taxes	€ 1,377	€ 1,034	€ 329
Net financial income and expense	(137)	(442)	(359)
Income tax expense continuing operations	349	203	169
Net income	1,870	1,491	€ 638
Philips Lighting [Member]
Non-controlling interests [Line items]
Sales to thirds	6,965	7,115
Income before taxes	441
Net financial income and expense	(43)
Income tax expense continuing operations	(117)
Net income	€ 281	€ 185